Cover Page - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Document information [line items]
Document Type	20-F
Document Period End Date	Dec. 31, 2021
Amendment Flag	false
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Registrant Name	China Life Insurance Company Limited
Entity Central Index Key	0001268896
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Document Annual Report	true
Entity Interactive Data Current	Yes
Entity Voluntary Filers	No
Entity Address, Country	CN
Document Transition Report	false
Document Shell Company Report	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Document Registration Statement	false
Entity Address, Address Line One	16 Financial Street
Entity Address, Address Line Two	Xicheng District
Entity Address, City or Town	Beijing
Entity Incorporation, State or Country Code	F4
Entity Address, Postal Zip Code	100033
Entity File Number	001-31914
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP	Ernst & Young Hua Ming LLP
Auditor Firm ID	1424	1408
Auditor Location	Beijing, the People’s Republic of China	Beijing, People’s Republic of China
Business Contact [Member]
Document information [line items]
Entity Address, Country	CN
Entity Address, Address Line One	16 Financial Street
Entity Address, Address Line Two	Xicheng District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100033
Contact Personnel Name	Yinghui Li
Contact Personnel Email Address	liyh@e-chinalife.com
Local Phone Number	6363 1191
City Area Code	10
Country Region	86
Contact Personnel Fax Number	(86-10) 6657 5112
American Depositary Shares [member]
Document information [line items]
Trading Symbol	LFC
Title of 12(b) Security	American depositary shares
Security Exchange Name	NYSE
Ordinary shares [member] | H Shares [Member]
Document information [line items]
Entity Common Stock, Shares Outstanding	7,441,175,000
Title of 12(b) Security	H shares, par value RMB1.00 per share
Security Exchange Name	NYSE
No Trading Symbol Flag	true
Ordinary shares [member] | A Shares [Member]
Document information [line items]
Entity Common Stock, Shares Outstanding	20,823,530,000